UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Equity-Income Portfolio

March 31, 2011

1.799856.107

VIPEI-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 1.1%
Johnson Controls, Inc.	852,767	$ 35,449,524
Michelin CGDE Series B	216,474	18,277,406
The Goodyear Tire & Rubber Co. (a)	967,840	14,498,243
		68,225,173
Automobiles - 1.4%
Daimler AG (Germany)	155,950	11,013,189
Ford Motor Co. (a)	959,365	14,304,132
Harley-Davidson, Inc.	1,291,450	54,873,711
Thor Industries, Inc.	40,092	1,337,870
Winnebago Industries, Inc. (a)	407,511	5,448,422
		86,977,324
Diversified Consumer Services - 0.5%
H&R Block, Inc. (d)	1,782,786	29,843,838
Hotels, Restaurants & Leisure - 0.3%
Las Vegas Sands Corp. unit	24,400	17,484,552
Household Durables - 2.0%
KB Home	295,900	3,680,996
Lennar Corp. Class A	603,166	10,929,368
Newell Rubbermaid, Inc.	840,120	16,071,496
PulteGroup, Inc. (a)	1,665,768	12,326,683
Stanley Black & Decker, Inc.	619,453	47,450,100
Toll Brothers, Inc. (a)	170,987	3,380,413
Whirlpool Corp.	340,959	29,104,260
		122,943,316
Leisure Equipment & Products - 0.4%
Brunswick Corp.	1,013,757	25,779,841
Media - 2.5%
Belo Corp. Series A (a)	952,224	8,389,093
CC Media Holdings, Inc. Class A (a)	693,958	5,551,664
Comcast Corp.:
Class A	1,080,436	26,708,378
Class A (special) (non-vtg.)	911,000	21,153,420
The Walt Disney Co.	1,365,190	58,826,037
Time Warner, Inc.	964,383	34,428,473
		155,057,065
Multiline Retail - 0.7%
Macy's, Inc.	960,000	23,289,600
Target Corp.	374,178	18,712,642
Tuesday Morning Corp. (a)	508,423	2,491,273
		44,493,515
Specialty Retail - 1.8%
Home Depot, Inc.	1,860,500	68,950,130
Lowe's Companies, Inc.	1,006,978	26,614,429
OfficeMax, Inc. (a)	598,000	7,738,120
RadioShack Corp.	569,500	8,548,195
		111,850,874
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	286,027	18,013,173

	Shares	Value
Phillips-Van Heusen Corp.	299,788	$ 19,495,214
Warnaco Group, Inc. (a)	165,363	9,457,110
		46,965,497
TOTAL CONSUMER DISCRETIONARY		709,620,995
CONSUMER STAPLES - 5.9%
Beverages - 1.6%
Carlsberg AS Series B (d)	139,662	15,032,399
PepsiCo, Inc.	812,503	52,333,318
The Coca-Cola Co.	475,329	31,538,079
		98,903,796
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	196,889	6,757,230
Walgreen Co.	601,362	24,138,671
Winn-Dixie Stores, Inc. (a)	587,020	4,191,323
		35,087,224
Food Products - 0.5%
Kraft Foods, Inc. Class A	915,197	28,700,578
Nestle SA	50,444	2,891,537
		31,592,115
Household Products - 1.8%
Kimberly-Clark Corp.	272,870	17,810,225
Procter & Gamble Co.	1,484,714	91,458,382
		109,268,607
Personal Products - 0.4%
Avon Products, Inc.	1,029,371	27,834,192
Tobacco - 1.0%
Imperial Tobacco Group PLC	273,751	8,459,281
Japan Tobacco, Inc.	916	3,309,782
Philip Morris International, Inc.	787,105	51,657,701
		63,426,764
TOTAL CONSUMER STAPLES		366,112,698
ENERGY - 15.0%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	935,631	68,703,384
Halliburton Co.	760,701	37,913,338
Noble Corp.	1,188,302	54,210,337
Transocean Ltd. (a)	89,021	6,939,187
		167,766,246
Oil, Gas & Consumable Fuels - 12.3%
Anadarko Petroleum Corp.	205,460	16,831,283
Apache Corp.	223,480	29,258,002
BP PLC sponsored ADR	1,267,306	55,938,887
Chevron Corp.	1,630,329	175,146,244
ConocoPhillips	895,810	71,539,387
Devon Energy Corp.	121,265	11,128,489
Exxon Mobil Corp.	1,631,141	137,227,892
Kinder Morgan Holding Co. LLC (d)	788,600	23,374,104
Marathon Oil Corp.	816,078	43,505,118
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	480,075	$ 50,163,037
Royal Dutch Shell PLC Class A sponsored ADR	1,698,400	123,745,424
Southwestern Energy Co. (a)	700,621	30,105,684
		767,963,551
TOTAL ENERGY		935,729,797
FINANCIALS - 27.3%
Capital Markets - 4.7%
Bank of New York Mellon Corp.	1,698,099	50,722,217
Bank Sarasin & Co. Ltd. Series B (Reg.)	220,742	9,613,152
Credit Suisse Group sponsored ADR (d)	297,395	12,663,079
Goldman Sachs Group, Inc.	370,694	58,743,878
Morgan Stanley	2,903,777	79,331,188
State Street Corp.	877,580	39,438,445
UBS AG (a)	640,888	11,529,625
UBS AG (NY Shares) (a)	1,595,121	28,791,934
		290,833,518
Commercial Banks - 8.9%
Associated Banc-Corp.	2,093,457	31,087,836
Barclays PLC	5,718,132	25,664,570
BB&T Corp.	1,356,898	37,246,850
BNP Paribas SA	101,500	7,421,001
Comerica, Inc.	419,120	15,390,086
Huntington Bancshares, Inc.	2,786,200	18,500,368
KeyCorp	3,663,300	32,530,104
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	4,126,025	18,979,715
PNC Financial Services Group, Inc.	1,988,230	125,238,608
Societe Generale Series A	113,800	7,391,697
SunTrust Banks, Inc.	196,300	5,661,292
U.S. Bancorp, Delaware	1,318,938	34,859,531
Wells Fargo & Co.	6,134,109	194,451,255
		554,422,913
Consumer Finance - 1.8%
American Express Co.	521,105	23,553,946
Capital One Financial Corp.	210,550	10,940,178
Discover Financial Services	2,519,369	60,767,180
SLM Corp. (a)	904,032	13,831,690
		109,092,994
Diversified Financial Services - 7.5%
Bank of America Corp.	10,733,336	143,075,369
Citigroup, Inc. (a)	21,269,761	94,012,344
CME Group, Inc.	38,534	11,619,928
JPMorgan Chase & Co.	4,779,562	220,337,805
		469,045,446
Insurance - 2.0%
AFLAC, Inc.	45,600	2,406,768

	Shares	Value
Berkshire Hathaway, Inc. Class B (a)	216,458	$ 18,102,383
First American Financial Corp.	619,920	10,228,680
Hartford Financial Services Group, Inc.	539,061	14,516,913
Marsh & McLennan Companies, Inc.	503,576	15,011,601
MetLife, Inc.	133,300	5,962,509
MetLife, Inc. unit (a)	183,800	15,692,844
Unum Group	1,268,597	33,300,671
XL Group PLC Class A	418,777	10,301,914
		125,524,283
Real Estate Investment Trusts - 2.0%
Boston Properties, Inc.	136,475	12,944,654
Camden Property Trust (SBI)	153,114	8,699,937
HCP, Inc.	953,732	36,184,592
ProLogis Trust	353,500	5,648,930
Rayonier, Inc.	176,815	11,017,343
Segro PLC	1,765,988	9,104,682
Ventas, Inc.	386,075	20,963,873
Weyerhaeuser Co.	687,780	16,919,388
		121,483,399
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	320,231	8,550,168
Indiabulls Real Estate Ltd. (a)	2,750,085	7,670,851
Unite Group PLC (a)	794,379	2,751,551
		18,972,570
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	40,800	1,171,368
Hudson City Bancorp, Inc.	343,100	3,321,208
		4,492,576
TOTAL FINANCIALS		1,693,867,699
HEALTH CARE - 8.9%
Biotechnology - 1.3%
Amgen, Inc. (a)	712,122	38,062,921
Cephalon, Inc. (a)	139,400	10,563,732
Gilead Sciences, Inc. (a)	674,065	28,607,319
		77,233,972
Health Care Equipment & Supplies - 1.0%
C. R. Bard, Inc.	66,400	6,594,184
CareFusion Corp. (a)	1,109,900	31,299,180
Covidien PLC	268,900	13,966,666
Stryker Corp.	121,700	7,399,360
		59,259,390
Health Care Providers & Services - 0.7%
HCA Holdings, Inc.	376,900	12,765,603
UnitedHealth Group, Inc.	687,400	31,070,480
		43,836,083
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. (a)	54,881	2,457,571
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 5.9%
GlaxoSmithKline PLC	1,280,519	$ 24,390,743
GlaxoSmithKline PLC sponsored ADR	43,700	1,678,517
Johnson & Johnson	1,296,752	76,832,556
Merck & Co., Inc.	2,380,872	78,592,585
Pfizer, Inc.	7,516,615	152,662,451
Sanofi-Aventis	487,372	34,139,162
		368,296,014
TOTAL HEALTH CARE		551,083,030
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.9%
Goodrich Corp.	128,142	10,959,985
Honeywell International, Inc.	925,025	55,233,243
Textron, Inc.	823,200	22,547,448
The Boeing Co.	406,784	30,073,541
United Technologies Corp.	724,789	61,353,389
		180,167,606
Building Products - 0.5%
Armstrong World Industries, Inc.	120,914	5,594,691
Masco Corp.	1,937,300	26,967,216
		32,561,907
Commercial Services & Supplies - 0.7%
Pitney Bowes, Inc. (d)	606,300	15,575,847
Republic Services, Inc.	868,100	26,077,724
		41,653,571
Construction & Engineering - 0.3%
Chiyoda Corp.	958,000	8,777,683
Fluor Corp.	95,400	7,027,164
		15,804,847
Electrical Equipment - 0.2%
Alstom SA	182,592	10,792,962
Industrial Conglomerates - 3.5%
General Electric Co.	5,720,475	114,695,524
Koninklijke Philips Electronics NV unit	413,300	13,295,861
Rheinmetall AG	296,433	24,553,998
Siemens AG sponsored ADR	392,300	53,878,482
Tyco International Ltd.	306,936	13,741,525
		220,165,390
Machinery - 2.1%
Briggs & Stratton Corp.	1,203,409	27,257,214
Caterpillar, Inc.	82,500	9,186,375
Cummins, Inc.	272,600	29,882,412
Ingersoll-Rand Co. Ltd.	673,888	32,555,529

	Shares	Value
Navistar International Corp. (a)	292,170	$ 20,256,146
SPX Corp.	145,800	11,575,062
		130,712,738
Road & Rail - 0.8%
CSX Corp.	345,000	27,117,000
Union Pacific Corp.	228,400	22,458,572
		49,575,572
TOTAL INDUSTRIALS		681,434,593
INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.6%
Cisco Systems, Inc.	1,134,453	19,455,869
Comverse Technology, Inc. (a)	2,394,493	17,982,642
		37,438,511
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	1,304,150	53,431,026
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	443,079	18,556,149
Avnet, Inc. (a)	243,326	8,294,983
TE Connectivity Ltd.	508,838	17,717,739
		44,568,871
IT Services - 0.4%
CoreLogic, Inc. (a)	289,320	5,352,420
Visa, Inc. Class A	315,233	23,207,453
		28,559,873
Office Electronics - 0.7%
Canon, Inc. sponsored ADR	251,700	10,911,195
Xerox Corp.	2,990,928	31,853,383
		42,764,578
Semiconductors & Semiconductor Equipment - 2.1%
Applied Materials, Inc.	1,707,400	26,669,588
Intel Corp.	1,679,945	33,884,491
Micron Technology, Inc. (a)	1,507,800	17,279,388
National Semiconductor Corp.	1,433,347	20,554,196
Samsung Electronics Co. Ltd.	12,977	11,030,158
Teradyne, Inc. (a)	1,097,980	19,555,024
		128,972,845
TOTAL INFORMATION TECHNOLOGY		335,735,704
MATERIALS - 2.8%
Chemicals - 1.8%
Celanese Corp. Class A	471,412	20,916,550
Clariant AG (Reg.) (a)	1,331,205	24,015,315
Dow Chemical Co.	794,805	30,003,889
E.I. du Pont de Nemours & Co.	475,735	26,151,153
PPG Industries, Inc.	131,300	12,501,073
		113,587,980
Construction Materials - 0.2%
HeidelbergCement AG	192,600	13,447,254
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.8%
Alcoa, Inc.	681,537	$ 12,029,128
Commercial Metals Co.	442,971	7,650,109
Freeport-McMoRan Copper & Gold, Inc.	228,336	12,684,065
United States Steel Corp.	274,357	14,798,817
		47,162,119
TOTAL MATERIALS		174,197,353
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	5,626,377	172,167,136
Koninklijke KPN NV	343,133	5,842,914
Qwest Communications International, Inc.	5,608,200	38,304,006
Verizon Communications, Inc.	1,670,235	64,370,857
		280,684,913
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	6,011,178	27,891,866
TOTAL TELECOMMUNICATION SERVICES		308,576,779
UTILITIES - 3.3%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	1,349,079	47,406,636
Entergy Corp.	296,459	19,925,009
FirstEnergy Corp.	1,716,146	63,651,855
		130,983,500
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	2,224,621	28,920,073
Multi-Utilities - 0.7%
Alliant Energy Corp.	134,320	5,229,078
National Grid PLC	570,700	5,427,121
PG&E Corp.	298,392	13,182,959
Public Service Enterprise Group, Inc.	600,479	18,921,093
Veolia Environnement	132,700	4,131,339
		46,891,590
TOTAL UTILITIES		206,795,163
TOTAL COMMON STOCKS (Cost $5,203,582,050)		5,963,153,811
Preferred Stocks - 1.9%

Convertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.7%
General Motors Co. 4.75%	889,400	42,869,080

	Shares	Value
Household Durables - 0.0%
Stanley Black & Decker, Inc. 4.75%	13,800	$ 1,652,412
TOTAL CONSUMER DISCRETIONARY		44,521,492
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	111,700	7,915,062
FINANCIALS - 0.8%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	9,000	10,359,000
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	87,000	11,005,500
Insurance - 0.4%
Hartford Financial Services Group, Inc. Series F 7.25%	310,900	8,108,272
XL Group PLC 10.75%	494,600	16,638,344
		24,746,616
TOTAL FINANCIALS		46,111,116
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	121,900	6,489,956
TOTAL CONVERTIBLE PREFERRED STOCKS		105,037,626
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	82,700	13,408,613
TOTAL PREFERRED STOCKS (Cost $106,400,097)		118,446,239
Corporate Bonds - 1.5%
	Principal Amount
Convertible Bonds - 1.3%
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.3%
MGM Mirage, Inc. 4.25% 4/15/15 (e)	$ 14,560,000	15,197,000
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	8,750,000	7,806,750
Media - 0.5%
Liberty Media Corp.:
3.5% 1/15/31	253,653	191,654
4% 11/15/29	4,750,000	2,790,625
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.: - continued
3.5% 1/15/31 (e)	$ 9,270,164	$ 7,004,323
Virgin Media, Inc. 6.5% 11/15/16	12,614,000	21,346,672
		31,333,274
TOTAL CONSUMER DISCRETIONARY		54,337,024
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (e)	10,438,000	10,777,235
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc.:
6% 5/1/15 (e)	6,316,000	6,481,479
6% 5/1/15	2,798,000	2,871,308
Micron Technology, Inc. 1.875% 6/1/27	3,933,000	4,766,304
		14,119,091
TOTAL CONVERTIBLE BONDS		79,233,350
Nonconvertible Bonds - 0.2%
MATERIALS - 0.2%
Chemicals - 0.2%
Hercules, Inc. 6.5% 6/30/29 unit	15,700,000	12,285,250
TOTAL CORPORATE BONDS (Cost $79,535,326)		91,518,600
Money Market Funds - 1.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	25,329,473	$ 25,329,473
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	46,613,345	46,613,345
TOTAL MONEY MARKET FUNDS (Cost $71,942,818)		71,942,818
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $5,461,460,291)		6,245,061,468
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(34,624,309)
NET ASSETS - 100%		$ 6,210,437,159
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,460,037 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,136
Fidelity Securities Lending Cash Central Fund	255,884
Total	$ 290,020
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 767,551,100	$ 750,066,548	$ 17,484,552	$ -
Consumer Staples	366,112,698	366,112,698	-	-
Energy	943,644,859	943,644,859	-	-
Financials	1,739,978,815	1,687,091,776	52,887,039	-
Health Care	551,083,030	492,553,125	58,529,905	-
Industrials	681,434,593	681,434,593	-	-
Information Technology	335,735,704	335,735,704	-	-
Materials	174,197,353	174,197,353	-	-
Telecommunication Services	308,576,779	308,576,779	-	-
Utilities	213,285,119	203,726,659	9,558,460	-
Corporate Bonds	91,518,600	-	91,518,600	-
Money Market Funds	71,942,818	71,942,818	-	-
Total Investments in Securities:	$ 6,245,061,468	$ 6,015,082,912	$ 229,978,556	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $5,492,302,210. Net unrealized appreciation aggregated $752,759,258, of which $1,515,005,185 related to appreciated investment securities and $762,245,927 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

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Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361
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Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
High Income Portfolio

March 31, 2011

1.799878.107

VIPHI-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.5%
	Principal Amount	Value
Convertible Bonds - 0.2%
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	$ 2,902,600	$ 2,817,336
Nonconvertible Bonds - 89.3%
Aerospace - 0.9%
BE Aerospace, Inc.:
6.875% 10/1/20	1,375,000	1,423,125
8.5% 7/1/18	3,730,000	4,130,975
Esterline Technologies Corp. 7% 8/1/20	2,015,000	2,105,675
TransDigm, Inc. 7.75% 12/15/18 (c)	3,580,000	3,844,025
		11,503,800
Air Transportation - 3.0%
Air Canada 9.25% 8/1/15 (c)	5,145,000	5,376,525
American Airlines, Inc. 7.5% 3/15/16 (c)	3,730,000	3,688,038
American Airlines, Inc. pass-thru trust certificates 8.608% 10/1/12	535,000	535,000
AMR Corp. 9% 8/1/12	1,980,000	1,989,900
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	3,582,934	3,779,995
6.75% 9/15/15 (c)	4,090,000	4,120,675
Continental Airlines, Inc. 9.25% 5/10/17	1,021,101	1,061,945
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 1/2/16	1,985,000	1,915,525
6.75% 11/23/15	1,985,000	1,915,525
8.021% 8/10/22	2,002,122	2,067,191
8.954% 8/10/14	1,728,869	1,793,702
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	831,198	835,354
United Air Lines, Inc.:
9.875% 8/1/13 (c)	725,000	765,745
12% 11/1/13 (c)	1,005,000	1,087,913
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,709,921	2,547,326
9.75% 1/15/17	2,256,372	2,560,983
12% 1/15/16 (c)	801,330	899,493
		36,940,835
Automotive - 3.0%
Accuride Corp. 9.5% 8/1/18	2,710,000	3,008,100
American Axle & Manufacturing, Inc. 7.875% 3/1/17	2,470,000	2,494,700
Dana Holding Corp.:
6.5% 2/15/19	755,000	747,450
6.75% 2/15/21	505,000	502,475

	Principal Amount	Value
Ford Motor Credit Co. LLC:
5.625% 9/15/15	$ 3,510,000	$ 3,681,113
6.625% 8/15/17	3,200,000	3,408,000
7% 4/15/15	2,250,000	2,435,625
8% 6/1/14	1,840,000	2,053,808
8% 12/15/16	4,870,000	5,521,733
12% 5/15/15	3,495,000	4,403,700
Navistar International Corp. 8.25% 11/1/21	4,720,000	5,227,400
Tenneco, Inc.:
6.875% 12/15/20	1,930,000	1,978,250
7.75% 8/15/18	1,685,000	1,807,163
		37,269,517
Banks & Thrifts - 3.0%
Ally Financial, Inc.:
3.512% 2/11/14 (e)	3,805,000	3,805,000
4.5% 2/11/14	3,635,000	3,635,000
6.25% 12/1/17 (c)	3,650,000	3,713,875
7.5% 9/15/20 (c)	3,190,000	3,386,791
8% 3/15/20	3,490,000	3,804,100
Bank of America Corp.:
8% (d)(e)	995,000	1,067,138
8.125% (d)(e)	1,320,000	1,415,700
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	1,745,000	1,699,194
General Motors Acceptance Corp. 6.875% 8/28/12	4,155,000	4,362,750
GMAC LLC:
6.75% 12/1/14	4,400,000	4,620,000
8% 12/31/18	2,415,000	2,571,975
Regions Bank 7.5% 5/15/18	1,390,000	1,468,010
Zions Bancorp. 7.75% 9/23/14	1,720,000	1,865,842
		37,415,375
Broadcasting - 1.9%
Allbritton Communications Co. 8% 5/15/18	2,205,000	2,326,275
Belo Corp. 8% 11/15/16	2,190,000	2,387,100
Citadel Broadcasting Corp. 7.75% 12/15/18 (c)	2,920,000	3,153,600
Clear Channel Communications, Inc.:
5.5% 9/15/14	2,775,000	2,462,813
9% 3/1/21 (c)	2,445,000	2,445,000
11% 8/1/16 pay-in-kind (e)	1,758,662	1,626,762
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	2,390,000	2,605,100
Univision Communications, Inc.:
7.875% 11/1/20 (c)	1,180,000	1,249,325
8.5% 5/15/21 (c)	4,985,000	5,134,550
		23,390,525
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Building Materials - 0.4%
Building Materials Corp. of America 6.875% 8/15/18 (c)	$ 3,080,000	$ 3,133,900
Headwaters, Inc. 7.625% 4/1/19 (c)	1,880,000	1,889,400
		5,023,300
Cable TV - 3.1%
Cablevision Systems Corp.:
7.75% 4/15/18	1,635,000	1,771,850
8.625% 9/15/17	4,525,000	5,034,063
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% 1/15/19	4,375,000	4,473,438
7% 1/15/19 (c)	955,000	976,488
7.25% 10/30/17	3,770,000	3,920,800
7.875% 4/30/18	985,000	1,049,025
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (c)	8,355,000	8,689,200
CSC Holdings LLC 8.625% 2/15/19	1,270,000	1,447,800
Insight Communications, Inc. 9.375% 7/15/18 (c)	4,355,000	4,834,050
Kabel BW Erste Beteiligungs GmbH 7.5% 3/15/19 (c)	405,000	414,113
UPC Germany GmbH 8.125% 12/1/17 (c)	2,880,000	3,038,400
UPCB Finance III Ltd. 6.625% 7/1/20 (c)	2,980,000	2,927,850
		38,577,077
Capital Goods - 1.1%
Amsted Industries, Inc. 8.125% 3/15/18 (c)	3,960,000	4,227,300
Griffon Corp. 7.125% 4/1/18 (c)	5,365,000	5,499,125
SPX Corp. 6.875% 9/1/17 (c)	3,935,000	4,220,288
		13,946,713
Chemicals - 2.7%
Celanese US Holdings LLC 6.625% 10/15/18 (c)	2,445,000	2,524,463
Huntsman International LLC:
5.5% 6/30/16	3,245,000	3,180,100
8.625% 3/15/20	715,000	779,350
8.625% 3/15/21 (c)	3,275,000	3,569,750
INEOS Group Holdings PLC 8.5% 2/15/16 (c)	1,070,000	1,079,363
LBI Escrow Corp. 8% 11/1/17 (c)	2,625,000	2,887,500
Lyondell Chemical Co. 11% 5/1/18	7,280,000	8,171,800
Nalco Co. 6.625% 1/15/19 (c)	1,965,000	2,021,494
NOVA Chemicals Corp.:
3.5678% 11/15/13 (e)	5,325,000	5,298,375

	Principal Amount	Value
8.375% 11/1/16	$ 1,990,000	$ 2,193,975
8.625% 11/1/19	1,985,000	2,218,238
		33,924,408
Consumer Products - 0.5%
Jarden Corp. 6.125% 11/15/22	1,035,000	1,014,300
NBTY, Inc. 9% 10/1/18 (c)	2,690,000	2,911,925
Visant Corp. 10% 10/1/17	1,625,000	1,755,000
		5,681,225
Diversified Financial Services - 7.4%
Aircastle Ltd. 9.75% 8/1/18	2,575,000	2,851,813
CIT Group, Inc.:
5.25% 4/1/14 (c)	2,495,000	2,510,719
6.625% 4/1/18 (c)	2,495,000	2,544,900
7% 5/1/13	195,203	199,108
7% 5/1/14	4,583,026	4,651,771
7% 5/1/15	5,468,026	5,495,366
7% 5/1/16	6,410,044	6,410,044
7% 5/1/17	8,527,062	8,527,062
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16	6,405,000	6,581,138
8% 1/15/18	6,925,000	7,115,438
ILFC E-Capital Trust II 6.25% 12/21/65 (c)(e)	1,275,000	1,071,000
Ineos Finance PLC 9% 5/15/15 (c)	2,505,000	2,705,400
International Lease Finance Corp.:
5.65% 6/1/14	1,315,000	1,321,575
6.5% 9/1/14 (c)	1,995,000	2,112,306
6.75% 9/1/16 (c)	1,995,000	2,119,688
8.875% 9/15/15 (c)	5,070,000	5,551,650
8.875% 9/1/17	4,330,000	4,892,900
9% 3/15/17 (c)	7,300,000	8,139,500
National Money Mart Co. 10.375% 12/15/16	3,010,000	3,348,625
Nuveen Investments, Inc.:
5.5% 9/15/15	2,450,000	2,131,500
10.5% 11/15/15 (c)	1,215,000	1,242,338
Reliance Intermediate Holdings LP 9.5% 12/15/19 (c)	3,055,000	3,352,863
SLM Corp. 8% 3/25/20	2,315,000	2,511,775
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (c)	4,125,000	4,733,438
		92,121,917
Diversified Media - 2.0%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (c)(e)	3,415,000	3,696,738
Checkout Holding Corp. 0% 11/15/15 (c)	1,065,000	694,913
Clear Channel Worldwide Holdings, Inc. Series B, 9.25% 12/15/17	3,780,000	4,143,825
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.:
7.75% 10/15/18 (c)	$ 5,240,000	$ 5,619,900
11.5% 5/1/16	1,445,000	1,701,488
11.625% 2/1/14	1,604,000	1,884,700
Quebecor Media, Inc.:
7.75% 3/15/16	3,905,000	4,041,675
7.75% 3/15/16	3,585,000	3,710,475
		25,493,714
Electric Utilities - 6.3%
AES Corp.:
7.75% 10/15/15	3,745,000	4,007,150
8% 10/15/17	2,060,000	2,199,050
9.75% 4/15/16	3,010,000	3,453,975
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	5,775,000	6,294,750
Calpine Corp. 7.875% 1/15/23 (c)	2,435,000	2,514,138
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (c)	720,000	725,400
Dynegy Holdings, Inc. 7.5% 6/1/15	3,190,000	2,587,888
GenOn Escrow Corp.:
9.5% 10/15/18 (c)	2,075,000	2,158,000
9.875% 10/15/20 (c)	2,005,000	2,095,225
Intergen NV 9% 6/30/17 (c)	4,225,000	4,552,438
Mirant Americas Generation LLC:
8.5% 10/1/21	8,565,000	8,886,188
9.125% 5/1/31	7,590,000	7,836,675
NRG Energy, Inc. 7.375% 2/1/16	3,710,000	3,839,850
NSG Holdings II, LLC 7.75% 12/15/25 (c)	10,695,000	10,427,625
NV Energy, Inc. 6.25% 11/15/20	4,295,000	4,359,425
Otter Tail Corp. 9% 12/15/16	2,460,000	2,693,700
Puget Energy, Inc. 6.5% 12/15/20 (c)	3,975,000	4,024,688
RRI Energy, Inc. 7.625% 6/15/14	6,280,000	6,499,800
		79,155,965
Energy - 8.4%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.5% 5/20/21	3,215,000	3,287,338
Antero Resources Finance Corp. 9.375% 12/1/17	4,215,000	4,599,408
Calfrac Holdings LP 7.5% 12/1/20 (c)	2,440,000	2,525,400
Covanta Holding Corp. 7.25% 12/1/20	1,590,000	1,663,759
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18	3,745,000	4,093,285
Denbury Resources, Inc. 6.375% 8/15/21	2,240,000	2,284,800

	Principal Amount	Value
Drummond Co., Inc. 7.375% 2/15/16	$ 5,510,000	$ 5,675,300
Edgen Murray Corp. 12.25% 1/15/15	3,995,000	3,925,088
Energy Transfer Equity LP 7.5% 10/15/20	2,655,000	2,887,313
Expro Finance Luxembourg SCA 8.5% 12/15/16 (c)	5,970,000	5,910,300
Exterran Holdings, Inc. 7.25% 12/1/18 (c)	2,985,000	3,044,700
Frontier Oil Corp.:
6.875% 11/15/18	1,245,000	1,297,913
8.5% 9/15/16	2,700,000	2,929,500
Inergy LP/Inergy Finance Corp.:
6.875% 8/1/21 (c)	1,930,000	2,007,200
7% 10/1/18 (c)	2,290,000	2,387,325
Kinder Morgan Finance Co. LLC 6% 1/15/18 (c)	3,895,000	3,982,638
LINN Energy LLC:
7.75% 2/1/21 (c)	2,390,000	2,545,350
8.625% 4/15/20 (c)	3,055,000	3,391,050
Offshore Group Investment Ltd. 11.5% 8/1/15	3,820,000	4,230,650
Pan American Energy LLC 7.875% 5/7/21 (c)	4,125,000	4,434,375
Petrohawk Energy Corp.:
7.25% 8/15/18 (c)	3,160,000	3,254,800
7.25% 8/15/18	2,430,000	2,496,825
7.875% 6/1/15	770,000	816,200
10.5% 8/1/14	725,000	832,808
Pioneer Natural Resources Co.:
6.65% 3/15/17	3,365,000	3,634,200
7.5% 1/15/20	3,360,000	3,771,600
Plains Exploration & Production Co.:
7% 3/15/17	2,160,000	2,230,200
7.625% 6/1/18	3,140,000	3,344,100
10% 3/1/16	1,337,000	1,502,387
Precision Drilling Corp. 6.625% 11/15/20 (c)	2,505,000	2,580,150
Quicksilver Resources, Inc.:
7.125% 4/1/16	4,920,000	4,870,800
11.75% 1/1/16	2,250,000	2,621,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (c)	900,000	891,000
7.875% 10/15/18 (c)	2,660,000	2,759,750
Venoco, Inc. 8.875% 2/15/19 (c)	2,290,000	2,284,275
		104,993,037
Food & Drug Retail - 0.5%
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (c)	1,500,000	1,556,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
SUPERVALU, Inc. 8% 5/1/16	$ 1,300,000	$ 1,298,440
Tops Markets LLC 10.125% 10/15/15	2,800,000	3,017,000
		5,871,690
Food/Beverage/Tobacco - 0.1%
C&S Group Enterprises LLC 8.375% 5/1/17 (c)	1,365,000	1,402,538
Gaming - 3.6%
Ameristar Casinos, Inc. 7.5% 4/15/21 (c)	2,360,000	2,339,350
Chukchansi Economic Development Authority:
3.9428% 11/15/12 (c)(e)	1,010,000	747,400
8% 11/15/13 (c)	3,410,000	2,523,400
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (c)	2,490,000	2,570,925
11.5% 1/15/17 pay-in-kind (c)(e)	3,400,000	3,434,472
Las Vegas Sands Corp. 6.375% 2/15/15	1,295,000	1,319,281
MCE Finance Ltd. 10.25% 5/15/18	2,225,000	2,547,625
MGM Mirage, Inc.:
5.875% 2/27/14	1,375,000	1,320,000
6.625% 7/15/15	5,715,000	5,429,250
6.75% 4/1/13	1,140,000	1,147,182
7.5% 6/1/16	1,325,000	1,248,813
7.625% 1/15/17	3,300,000	3,135,000
MGM Resorts International:
10% 11/1/16 (c)	4,125,000	4,351,875
11.375% 3/1/18	1,875,000	2,076,563
Scientific Games Corp. 7.875% 6/15/16 (c)	4,064,000	4,261,917
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20	6,525,000	6,940,969
		45,394,022
Healthcare - 5.5%
DaVita, Inc.:
6.375% 11/1/18	1,460,000	1,472,848
6.625% 11/1/20	1,265,000	1,280,813
DJO Finance LLC/DJO Finance Corp. 10.875% 11/15/14	4,365,000	4,768,763
Giant Funding Corp. 8.25% 2/1/18 (c)	1,595,000	1,636,869
HCA Holdings, Inc. 7.75% 5/15/21 (c)	2,935,000	3,059,738
HCA, Inc.:
9.125% 11/15/14	6,670,000	7,003,500
9.25% 11/15/16	8,519,000	9,157,925

	Principal Amount	Value
9.625% 11/15/16 pay-in-kind (e)	$ 5,401,000	$ 5,819,578
9.875% 2/15/17	1,610,000	1,803,200
HealthSouth Corp. 7.25% 10/1/18	2,095,000	2,178,800
Mylan, Inc.:
6% 11/15/18 (c)	2,000,000	2,007,400
7.625% 7/15/17 (c)	1,255,000	1,350,694
7.875% 7/15/20 (c)	770,000	837,375
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (c)	1,555,000	1,593,875
7% 1/15/16	1,665,000	1,715,991
Rotech Healthcare, Inc. 10.5% 3/15/18 (c)	815,000	808,888
Senior Housing Properties Trust 6.75% 4/15/20	2,640,000	2,791,481
Valeant Pharmaceuticals International:
6.5% 7/15/16 (c)	3,295,000	3,253,813
6.75% 8/15/21 (c)	1,325,000	1,257,094
6.875% 12/1/18 (c)	3,640,000	3,567,200
7% 10/1/20 (c)	375,000	363,750
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc.:
7.75% 2/1/19 (c)	1,255,000	1,275,457
8% 2/1/18	5,205,000	5,335,125
8% 2/1/18 (c)	2,690,000	2,757,250
Ventas Realty LP:
Series 1, 6.5% 6/1/16	460,000	477,250
6.5% 6/1/16	1,200,000	1,245,000
		68,819,677
Homebuilders/Real Estate - 1.9%
CB Richard Ellis Services, Inc. 6.625% 10/15/20	3,255,000	3,352,650
KB Home 7.25% 6/15/18	4,735,000	4,640,300
Lennar Corp.:
5.6% 5/31/15	545,000	536,825
6.95% 6/1/18	1,515,000	1,499,850
Realogy Corp. 7.875% 2/15/19 (c)	1,760,000	1,757,712
Standard Pacific Corp.:
8.375% 5/15/18	2,210,000	2,292,875
8.375% 5/15/18 (c)	3,550,000	3,692,000
8.375% 1/15/21 (c)	2,375,000	2,458,125
10.75% 9/15/16	2,405,000	2,801,825
		23,032,162
Hotels - 0.7%
Host Hotels & Resorts LP:
6% 11/1/20	3,550,000	3,487,875
9% 5/15/17	2,195,000	2,474,863
Host Marriott LP 7.125% 11/1/13	2,406,000	2,442,090
		8,404,828
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - 2.5%
Equinox Holdings, Inc. 9.5% 2/1/16 (c)	$ 3,080,000	$ 3,314,850
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17	1,865,000	2,018,863
NCL Corp. Ltd. 9.5% 11/15/18 (c)	1,465,000	1,545,575
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	1,815,000	1,914,825
11.875% 7/15/15	1,440,000	1,756,800
yankee:
7% 6/15/13	3,220,000	3,429,300
7.25% 6/15/16	8,570,000	9,127,050
7.5% 10/15/27	2,640,000	2,626,800
Town Sports International Holdings, Inc. 11% 2/1/14	1,772,000	1,798,580
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15	1,245,000	1,355,494
10.875% 11/15/16	2,130,000	2,396,250
		31,284,387
Metals/Mining - 1.6%
Aleris International, Inc. 7.625% 2/15/18 (c)	1,115,000	1,120,575
Boart Longyear Management Pty Ltd. 7% 4/1/21 (c)	700,000	717,500
CONSOL Energy, Inc.:
8% 4/1/17	2,640,000	2,897,400
8.25% 4/1/20	1,760,000	1,949,200
Drummond Co., Inc. 9% 10/15/14 (c)	830,000	879,800
FMG Resources (August 2006) Pty Ltd. 7% 11/1/15 (c)	5,570,000	5,799,484
Massey Energy Co. 6.875% 12/15/13	5,595,000	5,706,900
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (c)	1,100,000	1,177,000
		20,247,859
Paper - 0.2%
Boise Paper LLC/Boise Co-Issuer Co. 8% 4/1/20	1,880,000	2,030,400
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14	746,000	813,140
		2,843,540
Publishing/Printing - 0.3%
ProQuest LLC/ProQuest Notes Co. 9% 10/15/18 (c)	3,595,000	3,702,850
Services - 3.6%
ARAMARK Corp.:
3.8044% 2/1/15 (e)	7,820,000	7,741,800
8.5% 2/1/15	3,080,000	3,210,900

	Principal Amount	Value
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	$ 1,986,000	$ 2,038,033
7.75% 5/15/16	2,430,000	2,511,891
FTI Consulting, Inc. 6.75% 10/1/20 (c)	3,100,000	3,138,750
Hertz Corp.:
6.75% 4/15/19 (c)	1,725,000	1,703,438
7.375% 1/15/21 (c)	3,565,000	3,636,300
7.5% 10/15/18 (c)	8,800,000	9,108,000
8.875% 1/1/14	1,308,000	1,340,700
McJunkin Red Man Corp. 9.5% 12/15/16 (c)	5,700,000	5,771,250
PHH Corp. 9.25% 3/1/16	1,940,000	2,100,050
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (c)(e)	3,000,000	3,180,000
		45,481,112
Shipping - 2.6%
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (c)	550,000	571,340
7.125% 3/15/21 (c)	550,000	571,340
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17	2,220,000	2,300,586
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (c)	1,360,000	1,365,168
8.875% 11/1/17	2,255,000	2,435,400
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	475,000	407,313
8.125% 3/30/18	2,895,000	2,873,288
Ship Finance International Ltd. 8.5% 12/15/13	16,425,000	16,671,336
Swift Services Holdings, Inc. 10% 11/15/18 (c)	4,500,000	4,882,500
		32,078,271
Specialty Retailing - 0.5%
Sears Holdings Corp. 6.625% 10/15/18 (c)	6,640,000	6,449,432
Steel - 1.5%
Essar Steel Algoma, Inc. 9.375% 3/15/15 (c)	3,045,000	3,045,000
JMC Steel Group, Inc. 8.25% 3/15/18 (c)	2,680,000	2,733,600
Severstal Columbus LLC 10.25% 2/15/18	4,340,000	4,784,850
Steel Dynamics, Inc. 6.75% 4/1/15	5,775,000	5,970,195
Tube City IMS Corp. 9.75% 2/1/15	1,695,000	1,771,275
		18,304,920
Super Retail - 1.4%
AutoNation, Inc. 6.75% 4/15/18	2,325,000	2,418,000
J. Crew Group, Inc. 8.125% 3/1/19 (c)	1,620,000	1,589,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
PETCO Animal Supplies, Inc. 9.25% 12/1/18 (c)	$ 4,105,000	$ 4,402,613
QVC, Inc. 7.125% 4/15/17 (c)	1,470,000	1,547,175
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17	830,000	942,050
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17	3,575,000	3,825,250
Toys 'R' Us, Inc. 7.375% 9/1/16 (c)	1,475,000	1,548,750
YCC Holdings LLC/Yankee Finance, Inc. 10.25% 2/15/16 (c)	1,315,000	1,328,150
		17,601,613
Technology - 7.5%
Advanced Micro Devices, Inc. 7.75% 8/1/20	3,965,000	4,083,950
Amkor Technology, Inc. 7.375% 5/1/18	5,590,000	5,757,700
Avaya, Inc.:
9.75% 11/1/15	2,435,000	2,471,525
10.125% 11/1/15 pay-in-kind (e)	2,415,000	2,463,300
CDW Escrow Corp. 8.5% 4/1/19 (c)	2,495,000	2,497,994
CDW LLC/CDW Finance Corp. 8% 12/15/18 (c)	2,860,000	3,053,050
CommScope, Inc. 8.25% 1/15/19 (c)	1,730,000	1,809,926
Eastman Kodak Co.:
7.25% 11/15/13	1,210,000	1,197,900
10.625% 3/15/19 (c)	3,560,000	3,560,000
Fidelity National Information Services, Inc.:
7.625% 7/15/17	915,000	990,488
7.875% 7/15/20	1,220,000	1,332,850
First Data Corp.:
8.25% 1/15/21 (c)	1,210,000	1,206,975
8.75% 1/15/22 pay-in-kind (c)(e)	1,240,000	1,202,154
9.875% 9/24/15	1,210,000	1,237,225
11.25% 3/31/16	3,840,000	3,825,600
12.625% 1/15/21 (c)	725,000	786,625
Freescale Semiconductor, Inc.:
9.125% 12/15/14 pay-in-kind (e)	3,145,979	3,240,358
9.25% 4/15/18 (c)	1,815,000	1,982,888
10.125% 12/15/16	5,690,000	6,059,850
Jabil Circuit, Inc.:
5.625% 12/15/20	925,000	918,063
7.75% 7/15/16	2,385,000	2,706,975
8.25% 3/15/18	430,000	488,050
Lucent Technologies, Inc.:
6.45% 3/15/29	4,550,000	3,913,000

	Principal Amount	Value
6.5% 1/15/28	$ 4,915,000	$ 4,226,900
Seagate HDD Cayman 6.875% 5/1/20 (c)	1,200,000	1,194,000
Spansion LLC 7.875% 11/15/17 (c)	5,850,000	5,908,500
SunGard Data Systems, Inc.:
7.375% 11/15/18 (c)	1,430,000	1,462,175
7.625% 11/15/20 (c)	1,430,000	1,471,041
10.25% 8/15/15	4,320,000	4,536,000
Terremark Worldwide, Inc.:
9.5% 11/15/13 (c)	1,325,000	1,363,160
12% 6/15/17	4,430,000	5,471,050
Viasystems, Inc. 12% 1/15/15 (c)	1,625,000	1,836,250
Xerox Capital Trust I 8% 2/1/27	9,405,000	9,569,588
		93,825,110
Telecommunications - 11.6%
Citizens Communications Co.:
7.875% 1/15/27	940,000	895,350
9% 8/15/31	3,350,000	3,425,375
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	5,375,000	5,811,450
Cleveland Unlimited, Inc. 14.5% 12/15/10 (c)(e)	1,275,000	956,250
Digicel Group Ltd.:
8.25% 9/1/17 (c)	4,535,000	4,807,100
8.875% 1/15/15 (c)	5,750,000	5,980,000
9.125% 1/15/15 pay-in-kind (c)(e)	3,357,000	3,499,673
12% 4/1/14 (c)	1,430,000	1,665,950
Equinix, Inc. 8.125% 3/1/18	2,745,000	2,978,325
Frontier Communications Corp.:
7.875% 4/15/15	1,760,000	1,894,112
8.125% 10/1/18	5,125,000	5,496,563
8.25% 4/15/17	2,585,000	2,791,800
8.5% 4/15/20	880,000	952,600
Global Crossing Ltd.:
9% 11/15/19 (c)	2,440,000	2,421,700
12% 9/15/15	915,000	1,040,813
Intelsat Bermuda Ltd.:
11.25% 2/4/17	1,505,000	1,640,450
11.5% 2/4/17 pay-in-kind (e)	11,126,864	12,023,967
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	5,125,000	5,406,875
11.5% 6/15/16	1,883,000	2,014,810
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (c)	3,640,000	3,653,650
7.5% 4/1/21 (c)	4,075,000	4,100,469
Intelsat Ltd. 11.25% 6/15/16	680,000	725,900
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (c)	585,000	601,088
8.875% 1/15/15	6,240,000	6,442,800
MetroPCS Wireless, Inc. 7.875% 9/1/18	3,585,000	3,844,913
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Nextel Communications, Inc.:
5.95% 3/15/14	$ 4,895,000	$ 4,907,238
6.875% 10/31/13	3,945,000	3,974,588
7.375% 8/1/15	6,745,000	6,770,294
NII Capital Corp.:
8.875% 12/15/19	2,365,000	2,607,413
10% 8/15/16	2,495,000	2,844,300
Qwest Communications International, Inc.:
Series B 7.5% 2/15/14	900,000	914,625
7.125% 4/1/18	2,465,000	2,656,038
8% 10/1/15	2,080,000	2,295,800
Sprint Capital Corp.:
6.875% 11/15/28	1,015,000	936,338
8.75% 3/15/32	1,320,000	1,404,150
Sprint Nextel Corp. 6% 12/1/16	7,590,000	7,618,463
U.S. West Communications 7.5% 6/15/23	9,460,000	9,507,300
Wind Acquisition Finance SA:
7.25% 2/15/18 (c)	1,535,000	1,604,075
11.75% 7/15/17 (c)	4,510,000	5,209,050
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(e)	5,486,435	6,469,269
		144,790,924
TOTAL NONCONVERTIBLE BONDS		1,114,972,343
TOTAL CORPORATE BONDS (Cost $1,047,787,261)		1,117,789,679
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0859% 4/25/21 (c)(e) (Cost $1,196)	32,868	22,373
Common Stocks - 0.0%
	Shares
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(f) (Cost $1,974,627)	48,889	391,601
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.5%
Automotive - 0.3%
General Motors Co. 4.75%	82,000	3,952,400

	Shares	Value
Electric Utilities - 0.2%
AES Trust III 6.75%	51,000	$ 2,488,800
TOTAL CONVERTIBLE PREFERRED STOCKS		6,441,200
Nonconvertible Preferred Stocks - 0.5%
Banks & Thrifts - 0.3%
GMAC LLC 7.00% (c)	3,795	3,472,425
Diversified Financial Services - 0.2%
GMAC Capital Trust I 8.125%	92,488	2,358,444
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,830,869
TOTAL PREFERRED STOCKS (Cost $12,213,316)		12,272,069
Floating Rate Loans - 5.6%
	Principal Amount
Air Transportation - 0.5%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5055% 4/30/14 (e)	$ 2,944,811	2,930,087
US Airways Group, Inc. term loan 2.7525% 3/23/14 (e)	4,235,347	3,885,931
		6,816,018
Automotive - 0.5%
Federal-Mogul Corp.:
Tranche B, term loan 2.1964% 12/27/14 (e)	3,636,508	3,536,504
Tranche C, term loan 2.1886% 12/27/15 (e)	2,447,074	2,373,662
		5,910,166
Broadcasting - 0.9%
Clear Channel Capital I LLC Tranche B, term loan 3.8962% 1/29/16 (e)	7,027,834	6,193,279
Univision Communications, Inc. term loan 4.4962% 3/31/17 (e)	5,072,026	4,951,565
		11,144,844
Consumer Products - 0.2%
Visant Corp. Tranche B, term loan 5.25% 12/22/16 (e)	3,017,438	3,013,666
Containers - 0.3%
Anchor Glass Container Corp.:
Tranche 1LN, term loan 6% 3/2/16 (e)	1,754,702	1,765,669
Tranche 2LN, term loan 10% 9/2/16 (e)	2,070,000	2,116,575
		3,882,244
Diversified Financial Services - 0.4%
AWAS Aviation Acquisitions Ltd. term loan 7.75% 6/10/16 (e)	4,027,200	4,142,982
TransUnion LLC Tranche B, term loan 4.75% 2/10/18 (e)	205,000	206,025
		4,349,007
Floating Rate Loans - continued
	Principal Amount	Value
Leisure - 0.4%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	$ 3,665,082	$ 3,701,732
Six Flags, Inc. Tranche B, term loan 5.4605% 6/30/16 (e)	1,665,000	1,681,650
		5,383,382
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	925,000	984,015
Shipping - 0.1%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (e)	816,001	821,142
Steel - 0.2%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	2,140,000	2,137,325
Super Retail - 0.1%
J. Crew Group, Inc. Tranche B, term loan 4.75% 3/7/18 (e)	425,000	423,428
PETCO Animal Supplies, Inc. term loan 4.5% 11/24/17 (e)	485,100	486,919
		910,347
Technology - 0.5%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (e)	325,000	326,625
First Data Corp. Tranche B1, term loan 3.002% 9/24/14 (e)	6,625,000	6,326,875
		6,653,500
Telecommunications - 1.4%
Asurion Corp.:
Tranche 2LN, term loan 6.758% 7/3/15 (e)	5,144,397	5,092,953
Tranche B 2LN, term loan 6.75% 3/31/15 (e)	4,713,188	4,772,102
Intelsat Jackson Holdings Ltd. term loan 3.3031% 2/1/14 (e)	830,000	814,438
MetroPCS Wireless, Inc. Tranche B 3LN, term loan 4.0595% 3/17/18 (e)	4,069,800	4,059,626
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (e)	2,980,000	2,994,900
		17,734,019
TOTAL FLOATING RATE LOANS (Cost $66,299,133)		69,739,675
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b) (Cost $50,314,944)	50,314,944	$ 50,314,944
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,178,590,477)	1,250,530,341
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,333,868)
NET ASSETS - 100%	$ 1,249,196,473
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $423,900,786 or 33.9% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $391,601 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 1,974,627
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 32,907
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,344,001	$ 3,952,400	$ -	$ 391,601
Financials	5,830,869	2,358,444	3,472,425	-
Utilities	2,488,800	2,488,800	-	-
Corporate Bonds	1,117,789,679	-	1,116,833,429	956,250
Commercial Mortgage Securities	22,373	-	-	22,373
Floating Rate Loans	69,739,675	-	69,739,675	-
Money Market Funds	50,314,944	50,314,944	-	-
Total Investments in Securities:	$ 1,250,530,341	$ 59,114,588	$ 1,190,045,529	$ 1,370,224
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 402,835
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(154,976)
Cost of Purchases	-
Proceeds of Sales	(26,399)
Amortization/Accretion	1,264
Transfers in to Level 3	1,147,500
Transfers out of Level 3	-
Ending Balance	$ 1,370,224
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ (154,976)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $1,171,566,797. Net unrealized appreciation aggregated $78,963,544, of which $84,474,979 related to appreciated investment securities and $5,511,435 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Portfolio

March 31, 2011

1.799871.107

VIPVAL-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.1%
Auto Components - 0.2%
Modine Manufacturing Co. (a)	20,565	$ 331,919
Automobiles - 0.2%
Harley-Davidson, Inc.	8,300	352,667
Hotels, Restaurants & Leisure - 1.6%
Denny's Corp. (a)	120,844	490,627
Starbucks Corp.	11,421	422,006
Starwood Hotels & Resorts Worldwide, Inc.	10,500	610,260
WMS Industries, Inc. (a)	12,626	446,329
Wyndham Worldwide Corp.	16,496	524,738
		2,493,960
Household Durables - 2.4%
D.R. Horton, Inc.	94,028	1,095,426
Lennar Corp. Class A	55,200	1,000,224
Stanley Black & Decker, Inc.	21,900	1,677,540
Toll Brothers, Inc. (a)	100	1,977
		3,775,167
Media - 2.4%
News Corp. Class A	16,800	295,008
The Walt Disney Co.	48,034	2,069,785
Time Warner Cable, Inc.	14,500	1,034,430
Virgin Media, Inc.	18,000	500,220
		3,899,443
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	9,700	636,514
Group 1 Automotive, Inc.	6,400	273,920
Lowe's Companies, Inc.	32,100	848,403
O'Reilly Automotive, Inc. (a)	7,300	419,458
OfficeMax, Inc. (a)	20,800	269,152
TJX Companies, Inc.	7,100	353,083
		2,800,530
Textiles, Apparel & Luxury Goods - 1.6%
Phillips-Van Heusen Corp.	14,300	929,929
Polo Ralph Lauren Corp. Class A	7,480	924,902
VF Corp.	7,500	738,975
		2,593,806
TOTAL CONSUMER DISCRETIONARY		16,247,492
CONSUMER STAPLES - 6.0%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	4,200	239,357
The Coca-Cola Co.	15,400	1,021,790
		1,261,147
Food & Staples Retailing - 1.1%
Casey's General Stores, Inc.	5,636	219,804
CVS Caremark Corp.	27,400	940,368
Susser Holdings Corp. (a)	12,320	161,269

	Shares	Value
Wal-Mart Stores, Inc.	5,700	$ 296,685
Walgreen Co.	4,000	160,560
		1,778,686
Food Products - 0.4%
Archer Daniels Midland Co.	4,400	158,444
Green Mountain Coffee Roasters, Inc. (a)	5,880	379,907
		538,351
Household Products - 1.3%
Procter & Gamble Co.	34,800	2,143,680
Tobacco - 2.4%
British American Tobacco PLC sponsored ADR	5,900	477,841
Lorillard, Inc.	5,300	503,553
Philip Morris International, Inc.	42,882	2,814,346
		3,795,740
TOTAL CONSUMER STAPLES		9,517,604
ENERGY - 13.5%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	18,407	1,351,626
Ensco International Ltd. ADR	12,200	705,648
Halliburton Co.	8,900	443,576
National Oilwell Varco, Inc.	24,800	1,965,896
Noble Corp.	35,800	1,633,196
Transocean Ltd. (a)	9,900	771,705
		6,871,647
Oil, Gas & Consumable Fuels - 9.2%
Alpha Natural Resources, Inc. (a)	8,200	486,834
Apache Corp.	14,500	1,898,340
Chevron Corp.	40,922	4,396,250
Exxon Mobil Corp.	9,000	757,170
Frontier Oil Corp.	12,900	378,228
Holly Corp.	23,000	1,397,480
Kinder Morgan Holding Co. LLC	4,500	133,380
Occidental Petroleum Corp.	15,998	1,671,631
Pioneer Natural Resources Co.	9,653	983,834
Royal Dutch Shell PLC Class A sponsored ADR	21,013	1,531,007
Talisman Energy, Inc.	36,800	909,659
Targa Resources Corp.	4,600	166,704
		14,710,517
TOTAL ENERGY		21,582,164
FINANCIALS - 22.9%
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	17,208	2,726,952
Morgan Stanley	37,960	1,037,067
		3,764,019
Commercial Banks - 5.7%
City National Corp.	6,600	376,530
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	10,200	$ 374,544
Commerce Bancshares, Inc.	6,200	250,728
Huntington Bancshares, Inc.	47,700	316,728
KeyCorp	43,655	387,656
Southwest Bancorp, Inc., Oklahoma (a)	400	5,676
SunTrust Banks, Inc.	10,900	314,356
SVB Financial Group (a)	10,042	571,691
U.S. Bancorp, Delaware	99,634	2,633,327
Wells Fargo & Co.	124,665	3,951,881
		9,183,117
Consumer Finance - 0.5%
Discover Financial Services	32,339	780,017
Diversified Financial Services - 6.5%
Bank of America Corp.	194,181	2,588,433
Citigroup, Inc. (a)	685,838	3,031,404
JPMorgan Chase & Co.	103,196	4,757,333
		10,377,170
Insurance - 3.4%
AFLAC, Inc.	7,540	397,961
Delphi Financial Group, Inc. Class A	21,550	661,801
Lincoln National Corp.	34,268	1,029,411
Loews Corp.	19,200	827,328
MetLife, Inc.	13,200	590,436
Prudential Financial, Inc.	10,700	658,906
Unum Group	7,720	202,650
XL Group PLC Class A	44,100	1,084,860
		5,453,353
Real Estate Investment Trusts - 2.4%
CBL & Associates Properties, Inc.	48,400	843,128
DiamondRock Hospitality Co.	24,654	275,385
HCP, Inc.	3,300	125,202
Lexington Corporate Properties Trust	36,800	344,080
ProLogis Trust	10,500	167,790
Public Storage	4,600	510,186
Rayonier, Inc.	4,300	267,933
Segro PLC	791	4,078
The Macerich Co.	6,363	315,159
Ventas, Inc.	3,300	179,190
Weyerhaeuser Co.	32,900	809,340
		3,841,471
Real Estate Management & Development - 2.0%
CB Richard Ellis Group, Inc. Class A (a)	87,294	2,330,750
Forest City Enterprises, Inc. Class A (a)	9,100	171,353
Jones Lang LaSalle, Inc.	7,100	708,154
		3,210,257

	Shares	Value
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	5,200	$ 149,292
TOTAL FINANCIALS		36,758,696
HEALTH CARE - 11.0%
Biotechnology - 2.1%
Amgen, Inc. (a)	13,600	726,920
Anthera Pharmaceuticals, Inc.	24,700	166,972
Ardea Biosciences, Inc. (a)	11,300	324,197
ARIAD Pharmaceuticals, Inc. (a)	33,200	249,664
ArQule, Inc. (a)	13,800	98,808
BioMarin Pharmaceutical, Inc. (a)	7,900	198,527
Gilead Sciences, Inc. (a)	12,900	547,476
Keryx Biopharmaceuticals, Inc. (a)	33,100	165,500
Micromet, Inc. (a)	4,200	23,562
Pharmasset, Inc. (a)	1,900	149,549
Theravance, Inc. (a)	8,300	201,026
United Therapeutics Corp. (a)	5,000	335,100
ZIOPHARM Oncology, Inc. (a)	29,000	181,250
		3,368,551
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	84,500	607,555
Covidien PLC	10,000	519,400
Edwards Lifesciences Corp. (a)	1,600	139,200
		1,266,155
Health Care Providers & Services - 2.3%
CIGNA Corp.	17,600	779,328
Emeritus Corp. (a)	464	11,813
Fresenius Medical Care AG & Co. KGaA sponsored ADR (d)	2,400	162,048
Humana, Inc. (a)	4,200	293,748
Kindred Healthcare, Inc. (a)	8,400	200,592
McKesson Corp.	9,139	722,438
Medco Health Solutions, Inc. (a)	17,000	954,720
Sunrise Senior Living, Inc. (a)	32,200	384,146
Universal Health Services, Inc. Class B	3,385	167,253
		3,676,086
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	7,300	153,227
Life Sciences Tools & Services - 0.9%
Covance, Inc. (a)	4,800	262,656
PerkinElmer, Inc.	9,100	239,057
QIAGEN NV (a)	7,700	154,385
Thermo Fisher Scientific, Inc. (a)	13,800	766,590
		1,422,688
Pharmaceuticals - 4.8%
Cadence Pharmaceuticals, Inc. (a)	17,747	163,450
Cardiome Pharma Corp. (a)	9,500	40,363
Johnson & Johnson	31,192	1,848,126
Merck & Co., Inc.	80,270	2,649,713
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	122,704	$ 2,492,118
Valeant Pharmaceuticals International, Inc. (Canada)	12,400	618,913
		7,812,683
TOTAL HEALTH CARE		17,699,390
INDUSTRIALS - 13.1%
Aerospace & Defense - 2.8%
DigitalGlobe, Inc. (a)	5,052	141,608
GeoEye, Inc. (a)	3,672	152,682
Precision Castparts Corp.	7,900	1,162,722
Textron, Inc.	24,900	682,011
United Technologies Corp.	26,800	2,268,620
		4,407,643
Airlines - 0.5%
Southwest Airlines Co.	43,231	546,008
United Continental Holdings, Inc. (a)	12,432	285,812
		831,820
Building Products - 0.6%
Armstrong World Industries, Inc.	9,400	434,938
Owens Corning (a)	15,375	553,346
		988,284
Commercial Services & Supplies - 0.2%
Republic Services, Inc.	6,700	201,268
The Geo Group, Inc. (a)	7,400	189,736
		391,004
Construction & Engineering - 0.4%
Chiyoda Corp.	17,000	155,763
Shaw Group, Inc. (a)	12,300	435,543
		591,306
Electrical Equipment - 1.2%
EnerSys (a)	7,237	287,671
Regal-Beloit Corp.	18,600	1,373,238
Zumtobel AG	5,300	181,024
		1,841,933
Industrial Conglomerates - 1.5%
General Electric Co.	123,248	2,471,122
Machinery - 3.3%
Cummins, Inc.	16,081	1,762,799
Danaher Corp.	23,000	1,193,700
Dover Corp.	5,700	374,718
Gardner Denver, Inc.	9,800	764,694
Pall Corp.	3,200	184,352
Schindler Holding AG (participation certificate)	2,431	292,196
Timken Co.	13,100	685,130
		5,257,589

	Shares	Value
Road & Rail - 2.6%
Con-way, Inc.	9,603	$ 377,302
CSX Corp.	24,200	1,902,120
Union Pacific Corp.	20,000	1,966,600
		4,246,022
TOTAL INDUSTRIALS		21,026,723
INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 0.8%
Juniper Networks, Inc. (a)	15,464	650,725
QUALCOMM, Inc.	11,475	629,174
		1,279,899
Computers & Peripherals - 0.4%
Hewlett-Packard Co.	14,200	581,774
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	16,600	695,208
Avnet, Inc. (a)	14,434	492,055
TE Connectivity Ltd.	25,400	884,428
		2,071,691
Internet Software & Services - 0.6%
eBay, Inc. (a)	29,200	906,368
IT Services - 0.7%
Fidelity National Information Services, Inc.	5,100	166,719
MasterCard, Inc. Class A	4,021	1,012,166
		1,178,885
Office Electronics - 0.3%
Xerox Corp.	51,734	550,967
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	42,756	367,702
Intersil Corp. Class A	39,600	493,020
KLA-Tencor Corp.	9,900	468,963
Lam Research Corp. (a)	13,900	787,574
Linear Technology Corp.	9,113	306,470
Marvell Technology Group Ltd. (a)	12,449	193,582
National Semiconductor Corp.	33,900	486,126
ON Semiconductor Corp. (a)	102,200	1,008,714
		4,112,151
Software - 0.8%
AsiaInfo Holdings, Inc. (a)	11,700	253,305
BMC Software, Inc. (a)	8,700	432,738
Oracle Corp.	16,300	543,931
		1,229,974
TOTAL INFORMATION TECHNOLOGY		11,911,709
MATERIALS - 3.0%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	9,800	883,764
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Solutia, Inc. (a)	47,091	$ 1,196,111
Symrise AG	3,200	93,794
		2,173,669
Containers & Packaging - 0.3%
Ball Corp.	11,600	415,860
Metals & Mining - 1.4%
BHP Billiton Ltd. sponsored ADR	1,700	162,996
Carpenter Technology Corp.	9,800	418,558
Goldcorp, Inc.	6,000	299,103
Newcrest Mining Ltd.	8,213	338,243
Newmont Mining Corp.	4,514	246,374
Reliance Steel & Aluminum Co.	5,700	329,346
Teck Resources Ltd. Class B (sub. vtg.)	3,100	164,287
United States Steel Corp.	5,600	302,064
		2,260,971
TOTAL MATERIALS		4,850,500
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 4.6%
AboveNet, Inc.	16,500	1,070,190
AT&T, Inc.	126,772	3,879,223
Cbeyond, Inc. (a)	34,000	396,780
China Unicom (Hong Kong) Ltd. sponsored ADR	11,900	197,540
Iliad Group SA	1,555	186,365
Verizon Communications, Inc.	41,734	1,608,428
		7,338,526
Wireless Telecommunication Services - 1.7%
American Tower Corp. Class A (a)	17,800	922,396
SBA Communications Corp. Class A (a)	11,600	460,288
Sprint Nextel Corp. (a)	301,687	1,399,828
		2,782,512
TOTAL TELECOMMUNICATION SERVICES		10,121,038

	Shares	Value
UTILITIES - 2.9%
Electric Utilities - 2.2%
American Electric Power Co., Inc.	30,429	$ 1,069,275
FirstEnergy Corp.	26,300	975,467
PPL Corp.	62,227	1,574,343
		3,619,085
Independent Power Producers & Energy Traders - 0.7%
Calpine Corp. (a)	68,108	1,080,874
TOTAL UTILITIES		4,699,959
TOTAL COMMON STOCKS (Cost $130,889,902)		154,415,275
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 0.16% (b)	5,696,581	5,696,581
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	48,475	48,475
TOTAL MONEY MARKET FUNDS (Cost $5,745,056)		5,745,056
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $136,634,958)	160,160,331
NET OTHER ASSETS (LIABILITIES) - 0.2%	376,012
NET ASSETS - 100%	$ 160,536,343
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,296
Fidelity Securities Lending Cash Central Fund	470
Total	$ 1,766
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,247,492	$ 16,247,492	$ -	$ -
Consumer Staples	9,517,604	9,278,247	239,357	-
Energy	21,582,164	21,582,164	-	-
Financials	36,758,696	36,758,696	-	-
Health Care	17,699,390	17,699,390	-	-
Industrials	21,026,723	21,026,723	-	-
Information Technology	11,911,709	11,911,709	-	-
Materials	4,850,500	4,850,500	-	-
Telecommunication Services	10,121,038	10,121,038	-	-
Utilities	4,699,959	4,699,959	-	-
Money Market Funds	5,745,056	5,745,056	-	-
Total Investments in Securities:	$ 160,160,331	$ 159,920,974	$ 239,357	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $137,668,086. Net unrealized appreciation aggregated $22,492,245, of which $27,488,717 related to appreciated investment securities and $4,996,472 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Overseas Portfolio

March 31, 2011

1.799852.107

VIPOVRS-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 1.8%
AMP Ltd.	169,593	$ 952,430
Aristocrat Leisure Ltd.	1,050,218	3,530,111
BHP Billiton Ltd.	318,002	15,261,824
Extract Resources Ltd. (a)	98,251	802,767
Newcrest Mining Ltd.	258,132	10,630,866
Rio Tinto Ltd.	24,301	2,130,048
TOTAL AUSTRALIA		33,308,046
Austria - 0.2%
Zumtobel AG	130,400	4,453,868
Bailiwick of Jersey - 1.2%
Informa PLC	1,151,821	7,696,700
WPP PLC	1,075,303	13,246,894
TOTAL BAILIWICK OF JERSEY		20,943,594
Belgium - 1.3%
Ageas	1,039,800	2,953,430
Anheuser-Busch InBev SA NV	306,352	17,458,916
Hamon & Compagnie International SA	73,974	2,867,199
KBC Groupe SA	32,234	1,211,702
TOTAL BELGIUM		24,491,247
Bermuda - 1.9%
Clear Media Ltd. (a)	2,035,000	1,274,066
GOME Electrical Appliances Holdings Ltd. (a)	25,542,000	8,997,131
Huabao International Holdings Ltd.	2,642,000	4,062,212
Signet Jewelers Ltd. (a)	422,200	19,429,644
TOTAL BERMUDA		33,763,053
Brazil - 0.0%
Drogasil SA	66,000	515,824
British Virgin Islands - 0.0%
Mail.ru Group Ltd. GDR unit (a)(e)	6,600	197,670
Canada - 1.2%
Barrick Gold Corp.	73,000	3,793,410
Suncor Energy, Inc.	337,400	15,128,547
Yamana Gold, Inc.	288,100	3,559,284
TOTAL CANADA		22,481,241
Cayman Islands - 3.6%
China ZhengTong Auto Services Holdings Ltd.	602,000	615,265
E-Commerce China Dangdang, Inc. ADR	59,800	1,233,674
Hengdeli Holdings Ltd.	29,546,000	15,573,317
Natural Beauty Bio-Technology Ltd.	8,580,000	2,150,901
Noah Holdings Ltd. ADR	111,200	1,626,856
Peak Sport Products Co. Ltd.	3,547,000	2,435,011
Perfect World Co. Ltd. sponsored ADR Class B (a)	396,100	8,389,398
Shenguan Holdings Group Ltd.	2,664,000	3,116,551

	Shares	Value
Silver Base Group Holdings Ltd.	16,130,000	$ 12,338,146
Tencent Holdings Ltd.	715,100	17,421,059
TOTAL CAYMAN ISLANDS		64,900,178
China - 0.6%
Baidu.com, Inc. sponsored ADR (a)	75,800	10,445,998
Denmark - 3.4%
Carlsberg AS Series B	107,200	11,538,380
Danske Bank A/S (a)	96,100	2,127,156
Novo Nordisk AS:
Series B	51,925	6,518,398
Series B sponsored ADR	236,100	29,566,803
Pandora A/S (d)	134,500	6,861,463
William Demant Holding AS (a)	62,971	5,450,978
TOTAL DENMARK		62,063,178
France - 12.1%
Alstom SA	458,203	27,084,252
Atos Origin SA (a)	72,705	4,261,523
AXA SA	209,420	4,374,471
AXA SA sponsored ADR	158,600	3,321,084
BNP Paribas SA	231,299	16,911,035
Carrefour SA	130,903	5,793,262
Compagnie Generale de Geophysique SA (a)	184,500	6,673,430
Credit Agricole SA	356,100	5,841,752
Danone	206,912	13,511,453
Iliad Group SA	28,200	3,379,730
Ingenico SA	115,504	5,169,850
Ipsos SA	113,100	5,538,112
Lafarge SA (Bearer)	58,900	3,672,642
Laurent-Perrier Group	21,000	2,350,222
LVMH Moet Hennessy - Louis Vuitton	310,153	49,078,550
Pernod-Ricard SA	19,300	1,801,795
Safran SA	160,300	5,663,600
Sanofi-Aventis	45,238	3,168,806
Sanofi-Aventis sponsored ADR (d)	515,600	18,159,432
Schneider Electric SA	83,268	14,226,170
Societe Generale Series A	187,337	12,168,176
Total SA	150,100	9,142,582
TOTAL FRANCE		221,291,929
Germany - 10.1%
Allianz AG	77,600	10,886,570
BASF AG	146,767	12,689,203
Bayer AG	121,877	9,433,981
Bayerische Motoren Werke AG (BMW)	428,568	35,668,938
Deutsche Bank AG	91,246	5,362,502
Deutsche Boerse AG	180,720	13,709,710
Deutsche Post AG	273,501	4,928,430
Fresenius Medical Care AG & Co. KGaA	272,500	18,294,299
Hugo Boss AG	66,900	5,143,379
K&S AG	37,600	2,837,482
Kabel Deutschland Holding AG	136,200	7,216,245
Common Stocks - continued
	Shares	Value
Germany - continued
Linde AG	69,387	$ 10,955,211
MAN SE	83,268	10,380,622
Munich Re Group	23,549	3,703,037
Puma AG	17,183	5,037,638
Rheinmetall AG	35,400	2,932,236
SAP AG	189,513	11,598,059
SAP AG sponsored ADR (d)	129,900	7,970,664
Siemens AG sponsored ADR	31,200	4,285,008
Tom Tailor Holding AG	92,300	1,791,368
TOTAL GERMANY		184,824,582
Hong Kong - 2.0%
AIA Group Ltd.	1,274,400	3,923,827
China Unicom (Hong Kong) Ltd. sponsored ADR	221,600	3,678,560
Emperor Watch & Jewellery Ltd.	36,420,000	4,354,331
Hang Seng Bank Ltd.	95,400	1,540,411
Henderson Land Development Co. Ltd.	814,919	5,646,792
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	123,200	7,286
Hong Kong Exchanges and Clearing Ltd.	168,000	3,650,014
Television Broadcasts Ltd.	1,125,000	6,609,480
Wharf Holdings Ltd.	1,050,000	7,241,984
TOTAL HONG KONG		36,652,685
Ireland - 1.2%
CRH PLC	554,756	12,740,688
Kingspan Group PLC (United Kingdom)	1,045,439	9,478,535
TOTAL IRELAND		22,219,223
Israel - 0.2%
Teva Pharmaceutical Industries Ltd. sponsored ADR	59,700	2,995,149
Italy - 3.9%
Assicurazioni Generali SpA	158,500	3,430,956
Bulgari SpA	420,300	7,281,962
Intesa Sanpaolo SpA	2,917,293	8,629,251
Saipem SpA	558,496	29,677,663
Sorin SpA (a)	1,988,800	5,550,344
Tod's SpA	77,440	9,122,002
UniCredit SpA	2,558,038	6,319,985
Unione di Banche Italiane SCpA	246,904	2,109,153
TOTAL ITALY		72,121,316
Japan - 16.3%
Aozora Bank Ltd.	1,825,000	4,125,534
Asahi Glass Co. Ltd.	421,000	5,295,088
Canon, Inc.	139,500	6,000,945
Canon, Inc. sponsored ADR	76,400	3,311,940
Dai-ichi Mutual Life Insurance Co.	1,893	2,856,628
Denso Corp.	87,400	2,900,547
eAccess Ltd. (d)	3,575	1,964,498
East Japan Railway Co.	43,300	2,408,014

	Shares	Value
Fanuc Ltd.	56,200	$ 8,507,882
Fuji Media Holdings, Inc.	1,691	2,366,770
Hoya Corp.	107,800	2,460,222
Japan Retail Fund Investment Corp.	3,506	5,488,862
Japan Tobacco, Inc.	916	3,309,782
JFE Holdings, Inc.	123,900	3,626,196
JSR Corp.	121,600	2,440,334
Keyence Corp.	30,200	7,731,113
Konica Minolta Holdings, Inc.	114,000	955,426
Mazda Motor Corp.	4,278,000	9,413,503
Mitsubishi Corp.	422,200	11,721,996
Mitsubishi Electric Corp.	1,084,000	12,799,711
Mitsubishi Estate Co. Ltd.	428,000	7,240,979
Mitsubishi UFJ Financial Group, Inc.	2,944,500	13,569,708
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	489,200	2,250,320
Mitsui & Co. Ltd.	611,300	10,959,518
Mizuho Financial Group, Inc.	1,836,800	3,031,434
Mizuho Financial Group, Inc. ADR (d)	509,700	1,692,204
MS&AD Insurance Group Holdings, Inc.	141,900	3,231,631
Murata Manufacturing Co. Ltd.	64,300	4,631,239
Nintendo Co. Ltd.	10,100	2,728,876
NKSJ Holdings, Inc. (a)	380,000	2,481,092
Nomura Holdings, Inc.	1,041,300	5,383,441
NSK Ltd.	587,000	5,060,771
ORIX Corp.	110,910	10,388,852
Rakuten, Inc.	9,640	8,670,378
Ricoh Co. Ltd.	101,000	1,185,306
Shin-Etsu Chemical Co., Ltd.	121,400	6,036,061
SMC Corp.	54,700	9,004,305
SOFTBANK CORP.	634,400	25,325,654
Sony Corp.	89,900	2,867,971
Sony Corp. sponsored ADR	34,500	1,098,135
Start Today Co. Ltd.	293,100	4,535,799
Sumitomo Corp.	546,000	7,806,096
Sumitomo Mitsui Financial Group, Inc.	346,200	10,742,897
T&D Holdings, Inc.	97,400	2,400,890
Tokio Marine Holdings, Inc.	158,300	4,233,262
Tokyo Electron Ltd.	146,000	8,049,179
Toshiba Corp.	1,394,000	6,822,077
Toyota Motor Corp.	412,300	16,364,777
Toyota Motor Corp. sponsored ADR (d)	82,300	6,604,575
Yahoo! Japan Corp.	12,647	4,525,638
TOTAL JAPAN		298,608,056
Korea (South) - 0.5%
Samsung Electronics Co. Ltd.	10,595	9,005,511
Luxembourg - 0.3%
ArcelorMittal SA Class A unit (d)	159,300	5,758,695
Netherlands - 1.8%
AEGON NV (a)	308,300	2,307,608
ASML Holding NV	108,600	4,832,700
Fugro NV (Certificaten Van Aandelen) unit	33,600	2,959,733
Common Stocks - continued
	Shares	Value
Netherlands - continued
ING Groep NV:
(Certificaten Van Aandelen) unit (a)	574,784	$ 7,293,373
sponsored ADR (a)	174,500	2,217,895
Koninklijke Philips Electronics NV (d)	268,116	8,585,215
Koninklijke Philips Electronics NV unit	138,500	4,455,545
TOTAL NETHERLANDS		32,652,069
Norway - 1.2%
Aker Solutions ASA	437,400	10,049,447
DnB NOR ASA	413,200	6,337,675
StatoilHydro ASA	50,200	1,389,894
StatoilHydro ASA sponsored ADR (d)	130,200	3,598,728
TOTAL NORWAY		21,375,744
Poland - 0.3%
Eurocash SA	441,700	4,850,411
Russia - 0.3%
Uralkali JSC GDR (Reg. S)	113,200	4,694,404
Singapore - 0.1%
United Overseas Bank Ltd.	176,086	2,626,273
South Africa - 0.2%
Impala Platinum Holdings Ltd.	121,100	3,503,960
Spain - 3.0%
Antena 3 Television SA	391,100	3,634,580
Banco Bilbao Vizcaya Argentaria SA	493,103	5,980,324
Banco Santander SA	1,250,177	14,576,421
Banco Santander SA sponsored ADR	324,500	3,803,140
EDP Renovaveis SA (a)	628,538	4,512,640
NH Hoteles SA (a)	1,107,500	7,507,377
Telefonica SA	540,906	13,563,199
Telefonica SA sponsored ADR	74,300	1,873,846
TOTAL SPAIN		55,451,527
Sweden - 1.2%
Elekta AB (B Shares)	451,000	18,025,859
Svenska Handelsbanken AB (A Shares) (d)	75,800	2,484,675
Swedbank AB (A Shares)	105,832	1,809,968
TOTAL SWEDEN		22,320,502
Switzerland - 6.0%
Compagnie Financiere Richemont SA Series A	468,329	27,049,378
Credit Suisse Group	71,082	3,015,314
Credit Suisse Group sponsored ADR (d)	109,200	4,649,736
GAM Holding Ltd.	228,269	4,336,738
Julius Baer Group Ltd.	144,820	6,284,731
Kuehne & Nagel International AG	33,380	4,669,929
Swiss Reinsurance Co.	64,556	3,693,433
The Swatch Group AG (Bearer)	71,820	31,754,058
Transocean Ltd. (a)	59,200	4,614,640
UBS AG (a)	447,317	8,047,267

	Shares	Value
UBS AG (NY Shares) (a)	239,243	$ 4,318,336
Zurich Financial Services AG	25,658	7,182,005
TOTAL SWITZERLAND		109,615,565
Taiwan - 1.9%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	645,360	2,260,571
HTC Corp.	776,900	30,383,778
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	210,167	2,559,834
TOTAL TAIWAN		35,204,183
Turkey - 0.3%
Boyner Buyuk Magazacilik AS (a)	2,434,000	6,160,829
United Kingdom - 16.7%
Anglo American PLC:
ADR	238,400	6,155,488
(United Kingdom)	259,780	13,359,823
ARM Holdings PLC	219,900	2,039,757
Aviva PLC	431,600	2,993,854
Barclays PLC	2,049,776	9,199,966
Barclays PLC Sponsored ADR (d)	478,200	8,674,548
BG Group PLC	881,599	21,926,986
BHP Billiton PLC	706,682	27,967,963
BP PLC	1,586,406	11,651,102
BP PLC sponsored ADR	104,300	4,603,802
British Sky Broadcasting Group PLC	360,800	4,773,276
Burberry Group PLC	415,700	7,826,078
Centrica PLC	854,600	4,458,030
Dunelm Group PLC	364,200	2,242,095
Hays PLC	1,754,300	3,271,746
HSBC Holdings PLC:
(United Kingdom)	1,209,669	12,490,132
sponsored ADR	524,570	27,172,726
InterContinental Hotel Group PLC	443,064	9,076,225
International Personal Finance PLC	713,300	3,678,615
ITV PLC (a)	2,714,300	3,366,776
Johnson Matthey PLC	248,370	7,408,122
Legal & General Group PLC	1,128,633	2,084,977
Lloyds Banking Group PLC (a)	4,266,744	3,963,191
Lloyds Banking Group PLC sponsored ADR (a)(d)	549,500	2,033,150
Man Group PLC	1,135,453	4,477,378
Ocado Group PLC (a)	701,300	2,564,099
Prudential PLC	614,157	6,952,531
Rio Tinto PLC	176,515	12,474,643
Rio Tinto PLC sponsored ADR	103,200	7,339,584
Rolls-Royce Group PLC	266,000	2,640,392
Royal Bank of Scotland Group PLC (a)	1,668,800	1,094,414
Royal Dutch Shell PLC:
Class A (United Kingdom)	281,700	10,227,260
Class B	286,299	10,392,796
Schroders PLC	235,800	6,564,317
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	213,140	$ 5,526,765
Sthree PLC	229,400	1,505,675
Vodafone Group PLC	6,973,198	19,864,863
Vodafone Group PLC sponsored ADR	137,000	3,938,750
Xstrata PLC	344,400	8,046,717
TOTAL UNITED KINGDOM		306,028,612
United States of America - 1.9%
Apple, Inc. (a)	26,500	9,233,925
Deckers Outdoor Corp. (a)	202,500	17,445,375
Google, Inc. Class A (a)	14,200	8,324,182
TOTAL UNITED STATES OF AMERICA		35,003,482
TOTAL COMMON STOCKS (Cost $1,426,754,528)		1,770,528,604
Nonconvertible Preferred Stocks - 2.5%

Germany - 2.5%
Hugo Boss AG (non-vtg.)	169,900	14,200,641
Volkswagen AG	191,947	31,121,440
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $28,393,566)		45,322,081
Money Market Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	12,097,964	$ 12,097,964
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	64,726,222	64,726,222
TOTAL MONEY MARKET FUNDS (Cost $76,824,186)		76,824,186
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $1,531,972,280)	1,892,674,871
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(62,317,317)
NET ASSETS - 100%	$ 1,830,357,554
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $197,670 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,455
Fidelity Securities Lending Cash Central Fund	40,400
Total	$ 44,855
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 306,028,612	$ 175,867,175	$ 130,161,437	$ -
Japan	298,608,056	240,646,883	57,961,173	-
Germany	230,146,663	230,146,663	-	-
France	221,291,929	202,307,111	18,984,818	-
Switzerland	109,615,565	98,552,984	11,062,581	-
Italy	72,121,316	72,121,316	-	-
Cayman Islands	64,900,178	64,900,178	-	-
Denmark	62,063,178	55,544,780	6,518,398	-
Spain	55,451,527	21,331,583	34,119,944	-
Other	395,623,661	317,339,249	78,284,412	-
Money Market Funds	76,824,186	76,824,186	-	-
Total Investments in Securities:	$ 1,892,674,871	$ 1,555,582,108	$ 337,092,763	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $1,554,827,753. Net unrealized appreciation aggregated $337,847,118, of which $473,305,059 related to appreciated investment securities and $135,457,941 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Portfolio

March 31, 2011

1.799861.107

VIPGRWT-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 0.6%
Gentex Corp.	862,574	$ 26,092,864
Automobiles - 1.6%
Bayerische Motoren Werke AG (BMW)	309,498	25,758,957
Harley-Davidson, Inc.	662,466	28,148,180
Tesla Motors, Inc. (a)(d)	502,177	13,910,303
		67,817,440
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	59,100	1,447,229
Weight Watchers International, Inc.	205,600	14,412,560
		15,859,789
Hotels, Restaurants & Leisure - 3.1%
China Lodging Group Ltd. ADR (d)	172,175	3,013,063
Chipotle Mexican Grill, Inc. (a)	13,893	3,784,036
Home Inns & Hotels Management, Inc. sponsored ADR (a)	54,772	2,167,328
Marriott International, Inc. Class A	483,099	17,188,662
McDonald's Corp.	689,600	52,471,664
Starbucks Corp.	1,015,173	37,510,642
Starwood Hotels & Resorts Worldwide, Inc.	279,900	16,267,788
		132,403,183
Household Durables - 0.1%
Mohawk Industries, Inc. (a)	71,028	4,343,362
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	330,918	59,608,259
Media - 0.4%
Discovery Communications, Inc. Class C (a)	444,191	15,639,965
Sun TV Ltd.	305,264	3,078,681
		18,718,646
Multiline Retail - 1.5%
Dollarama, Inc. (a)	718,740	22,028,414
Dollarama, Inc. (a)(e)	128,200	3,929,157
Target Corp.	750,324	37,523,703
		63,481,274
Specialty Retail - 2.6%
Lowe's Companies, Inc.	1,251,691	33,082,193
Ross Stores, Inc.	303,509	21,585,560
TJX Companies, Inc.	382,750	19,034,158
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	378,609	18,222,451
Vitamin Shoppe, Inc. (a)	602,892	20,395,836
		112,320,198
Textiles, Apparel & Luxury Goods - 1.7%
Arezzo Industria E Comercio SA	19,000	264,754
Coach, Inc.	187,000	9,731,480
lululemon athletica, Inc. (a)(d)	199,157	17,734,931

	Shares	Value
LVMH Moet Hennessy - Louis Vuitton	28,981	$ 4,585,948
Polo Ralph Lauren Corp. Class A	323,900	40,050,235
		72,367,348
TOTAL CONSUMER DISCRETIONARY		573,012,363
CONSUMER STAPLES - 3.1%
Beverages - 0.7%
The Coca-Cola Co.	447,541	29,694,345
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	69,600	5,103,072
Droga Raia SA	183,000	2,858,237
Drogasil SA	288,600	2,255,558
Walgreen Co.	743,885	29,859,544
Whole Foods Market, Inc.	246,742	16,260,298
		56,336,709
Food Products - 0.3%
Mead Johnson Nutrition Co. Class A	224,969	13,032,454
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	46,976	4,526,607
Herbalife Ltd.	377,907	30,746,514
		35,273,121
TOTAL CONSUMER STAPLES		134,336,629
ENERGY - 14.9%
Energy Equipment & Services - 7.4%
Aker Solutions ASA	558,741	12,837,307
Baker Hughes, Inc.	940,138	69,034,333
Dresser-Rand Group, Inc. (a)	275,400	14,766,948
Halliburton Co.	1,936,730	96,526,623
National Oilwell Varco, Inc.	85,300	6,761,731
Oceaneering International, Inc. (a)	343,856	30,757,919
Oil States International, Inc. (a)	87,200	6,639,408
Schlumberger Ltd.	596,033	55,586,038
Transocean Ltd. (a)	315,409	24,586,132
Vantage Drilling Co. (a)	1,012,800	1,823,040
		319,319,479
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	161,400	13,221,888
Apache Corp.	35,000	4,582,200
Concho Resources, Inc. (a)	141,092	15,139,172
Denbury Resources, Inc. (a)	181,200	4,421,280
Extract Resources Ltd. (a)	455,454	3,721,321
Exxon Mobil Corp.	2,010,034	169,104,160
Occidental Petroleum Corp.	587,200	61,356,528
Pioneer Natural Resources Co.	71,000	7,236,320
Whiting Petroleum Corp. (a)	568,100	41,726,945
		320,509,814
TOTAL ENERGY		639,829,293
Common Stocks - continued
	Shares	Value
FINANCIALS - 6.1%
Capital Markets - 2.7%
BlackRock, Inc. Class A	185,209	$ 37,228,861
Charles Schwab Corp.	855,448	15,423,727
Invesco Ltd.	1,173,451	29,993,408
JMP Group, Inc.	127,100	1,094,331
Noah Holdings Ltd. ADR (d)	663,300	9,704,079
T. Rowe Price Group, Inc.	130,658	8,678,304
The Blackstone Group LP	864,000	15,448,320
		117,571,030
Commercial Banks - 1.7%
M&T Bank Corp.	88,785	7,854,809
Wells Fargo & Co.	1,982,160	62,834,472
		70,689,281
Consumer Finance - 0.1%
Shriram Transport Finance Co. Ltd.	281,024	5,021,778
Diversified Financial Services - 1.3%
CME Group, Inc.	61,177	18,447,924
JPMorgan Chase & Co.	842,798	38,852,988
		57,300,912
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	436,297	11,649,130
TOTAL FINANCIALS		262,232,131
HEALTH CARE - 10.1%
Biotechnology - 2.4%
Acorda Therapeutics, Inc. (a)	376,138	8,726,402
Alexion Pharmaceuticals, Inc. (a)	176,642	17,431,033
Human Genome Sciences, Inc. (a)	396,700	10,889,415
Incyte Corp. (a)(d)	734,200	11,637,070
United Therapeutics Corp. (a)	806,660	54,062,353
		102,746,273
Health Care Equipment & Supplies - 0.4%
Edwards Lifesciences Corp. (a)	190,412	16,565,844
Health Care Providers & Services - 1.2%
Express Scripts, Inc. (a)	628,230	34,935,870
HMS Holdings Corp. (a)	64,200	5,254,770
Medco Health Solutions, Inc. (a)	223,579	12,556,197
		52,746,837
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc. (a)	656,646	29,404,608
Illumina, Inc. (a)(d)	747,273	52,361,419
Sequenom, Inc. (a)(d)	72,677	460,045
		82,226,072
Pharmaceuticals - 4.2%
Aegerion Pharmaceuticals, Inc.	123,800	2,051,366
Novo Nordisk AS Series B	512,963	64,394,742

	Shares	Value
Perrigo Co.	464,890	$ 36,968,053
Valeant Pharmaceuticals International, Inc. (Canada)	1,580,919	78,907,373
		182,321,534
TOTAL HEALTH CARE		436,606,560
INDUSTRIALS - 16.4%
Aerospace & Defense - 7.1%
Esterline Technologies Corp. (a)	417,078	29,495,756
Goodrich Corp.	538,679	46,073,215
Honeywell International, Inc.	672,816	40,173,843
Precision Castparts Corp.	273,700	40,283,166
Textron, Inc.	777,100	21,284,769
TransDigm Group, Inc. (a)	130,148	10,910,307
United Technologies Corp.	1,383,970	117,153,061
		305,374,117
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	111,100	8,235,843
Airlines - 0.1%
Ryanair Holdings PLC sponsored ADR	113,200	3,146,960
Building Products - 0.3%
A.O. Smith Corp.	150,241	6,661,686
Lennox International, Inc.	128,022	6,731,397
		13,393,083
Commercial Services & Supplies - 0.1%
Waste Connections, Inc.	213,450	6,145,226
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	404,269	20,791,555
Electrical Equipment - 2.6%
Acuity Brands, Inc.	217,600	12,727,424
AMETEK, Inc.	132,286	5,803,387
Cooper Industries PLC Class A	317,800	20,625,220
Crompton Greaves Ltd.	576,754	3,531,477
Emerson Electric Co.	774,400	45,248,192
Polypore International, Inc. (a)	263,356	15,164,038
Regal-Beloit Corp.	128,100	9,457,623
		112,557,361
Industrial Conglomerates - 0.6%
3M Co.	302,388	28,273,278
Machinery - 3.8%
CLARCOR, Inc.	94,300	4,236,899
Cummins, Inc.	270,434	29,644,975
Danaher Corp.	663,368	34,428,799
Flowserve Corp.	68,800	8,861,440
Ingersoll-Rand Co. Ltd.	215,347	10,403,414
WABCO Holdings, Inc. (a)	1,018,498	62,780,217
Weg SA	920,400	12,120,540
		162,476,284
Professional Services - 0.6%
51job, Inc. sponsored ADR (a)	97,726	6,247,623
CoStar Group, Inc. (a)	43,900	2,751,652
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
IHS, Inc. Class A (a)	113,388	$ 10,063,185
Robert Half International, Inc.	217,030	6,641,118
		25,703,578
Road & Rail - 0.5%
Union Pacific Corp.	223,282	21,955,319
TOTAL INDUSTRIALS		708,052,604
INFORMATION TECHNOLOGY - 30.5%
Communications Equipment - 5.1%
Cisco Systems, Inc.	925,992	15,880,763
Juniper Networks, Inc. (a)	1,047,282	44,069,627
QUALCOMM, Inc.	2,956,003	162,077,644
		222,028,034
Computers & Peripherals - 7.3%
Apple, Inc. (a)	758,730	264,379,463
EMC Corp. (a)	618,985	16,434,052
NetApp, Inc. (a)	527,400	25,410,132
SanDisk Corp. (a)	181,166	8,349,941
		314,573,588
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	73,700	4,008,543
HLS Systems International Ltd. (a)	157,533	2,095,189
IPG Photonics Corp. (a)	119,730	6,906,026
Keyence Corp.	31,500	8,063,909
		21,073,667
Internet Software & Services - 6.7%
Baidu.com, Inc. sponsored ADR (a)	179,706	24,765,284
Dice Holdings, Inc. (a)	1,079,653	16,313,557
eBay, Inc. (a)	676,051	20,984,623
Google, Inc. Class A (a)	239,542	140,421,916
KIT Digital, Inc. (a)	1,341,588	16,152,720
The Knot, Inc. (a)	415,717	5,009,390
Velti PLC (a)	267,800	3,371,602
VeriSign, Inc.	734,677	26,602,654
WebMD Health Corp. (a)	647,450	34,586,779
		288,208,525
IT Services - 2.3%
Accenture PLC Class A	811,100	44,586,167
Cognizant Technology Solutions Corp. Class A (a)	430,100	35,010,140
Fidelity National Information Services, Inc.	268,438	8,775,238
Heartland Payment Systems, Inc.	222,669	3,903,388
ServiceSource International, Inc.	15,400	187,572
Visa, Inc. Class A	74,586	5,491,021
		97,953,526

	Shares	Value
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	108,000	$ 4,253,040
ARM Holdings PLC sponsored ADR (d)	1,461,047	41,157,694
Avago Technologies Ltd.	1,450,970	45,125,167
Broadcom Corp. Class A	135,589	5,339,495
		95,875,396
Software - 6.4%
ANSYS, Inc. (a)	82,495	4,470,404
Ariba, Inc. (a)	1,156,664	39,488,509
Citrix Systems, Inc. (a)	532,184	39,094,237
Computer Modelling Group Ltd.	175,100	4,687,631
Concur Technologies, Inc. (a)	78,159	4,333,917
Informatica Corp. (a)	152,600	7,970,298
Intuit, Inc. (a)	159,547	8,471,946
Kingdee International Software Group Co. Ltd.	8,534,000	5,353,909
Microsoft Corp.	505,000	12,806,800
Oracle Corp.	2,453,816	81,883,840
RealPage, Inc.	132,500	3,674,225
Red Hat, Inc. (a)	204,900	9,300,411
salesforce.com, Inc. (a)	128,389	17,150,203
SolarWinds, Inc. (a)	1,058,163	24,824,504
VMware, Inc. Class A (a)	139,577	11,381,109
		274,891,943
TOTAL INFORMATION TECHNOLOGY		1,314,604,679
MATERIALS - 4.5%
Chemicals - 1.3%
CF Industries Holdings, Inc.	115,950	15,860,801
FMC Corp.	203,027	17,243,083
The Mosaic Co.	287,050	22,605,188
		55,709,072
Containers & Packaging - 0.0%
Lock & Lock Co. Ltd.	76,360	2,663,722
Metals & Mining - 3.2%
Grande Cache Coal Corp. (a)	3,046,306	32,263,136
Iluka Resources Ltd.	396,511	5,454,217
Kenmare Resources PLC (a)	16,716,150	11,888,469
Major Drilling Group International, Inc.	796,400	13,526,563
Mirabela Nickel Ltd. (a)	3,712,118	7,524,946
Mongolian Mining Corp.	3,198,000	4,086,612
Newmont Mining Corp.	577,660	31,528,683
Teck Resources Ltd. Class B (sub. vtg.)	220,400	11,680,268
Walter Energy, Inc.	141,100	19,109,173
		137,062,067
TOTAL MATERIALS		195,434,861
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	551,800	$ 24,086,070
TOTAL COMMON STOCKS (Cost $3,219,855,667)		4,288,195,190
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.16% (b)	24,676,555	24,676,555
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	45,413,025	45,413,025
TOTAL MONEY MARKET FUNDS (Cost $70,089,580)		70,089,580
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $3,289,945,247)		4,358,284,770
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(48,953,220)
NET ASSETS - 100%		$ 4,309,331,550
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,929,157 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,227
Fidelity Securities Lending Cash Central Fund	87,258
Total	$ 114,485
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 573,012,363	$ 573,012,363	$ -	$ -
Consumer Staples	134,336,629	134,336,629	-	-
Energy	639,829,293	639,829,293	-	-
Financials	262,232,131	262,232,131	-	-
Health Care	436,606,560	372,211,818	64,394,742	-
Industrials	708,052,604	708,052,604	-	-
Information Technology	1,314,604,679	1,314,604,679	-	-
Materials	195,434,861	195,434,861	-	-
Telecommunication Services	24,086,070	24,086,070	-	-
Money Market Funds	70,089,580	70,089,580	-	-
Total Investments in Securities:	$ 4,358,284,770	$ 4,293,890,028	$ 64,394,742	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $3,304,115,438. Net unrealized appreciation aggregated $1,054,169,332, of which $1,114,820,646 related to appreciated investment securities and $60,651,314 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011